FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2015
FAIR VALUE MEASUREMENTS [Abstract]
Summary of the Company's financial assets and liabilities measured and recorded at fair value on recurring basis
	As of December 31, 2014				As of December 31, 2015
	Fair Value Measurement at the Reporting Date using				Fair Value Measurement at the Reporting Date using
	Quoted price in	Significant			Quoted price in	Significant
	active markets	other	Significant		active markets	other	Significant
	for identical	observable	unobservable		for identical	observable	unobservable
	assets	inputs	in puts		assets	inputs	in puts
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Short-term investments
Trading securities:
Equity securities	-	-	-	-	$264	-	-	$264
Corporate bonds	-	-	-	-	741	-	-	$741
Funds	-	-	-	-	1,856	-	-	$1,856
Future	-	-	-	-	(3)	-	-	$(3)
Available-for-sale securities:
Equity securities	27,810	-	-	27,810	-	-	-	-
Derivative financial instruments:
Interest rate swaptions	-	1,937	-	1,937	-	10	-	$10
Interest rate swap	-	(363)	-	(363)	-	(249)	-	$(249)
Long-term investments
Available-for-sale investments:
Convertible redeemable preferred shares	-	-	51,492	51,492	-	-	219,278	$219,278
Convertible debt	-	-	5,000	5,000	-	-	6,500	$6,500
Accrued expenses and other current liabilities
Written put option	-	-	-	-	-	-	(7,000)	$(7,000)
Other non-current liabilities
Written put option	-	-	(730)	(730)	-	-	-	-
Liability-classified warrant	-	-	-	-	-	-	(6,656)	$(6,656)
Total	$27,810	$1,574	$55,762	$85,146	2,858	$(239)	$212,122	$214,741

Summary of additional information about the reconciliation of the fair value measurements using significant unobservable inputs level 3
	Convertible redeemable preferred shares	Convertible debt	Written put option	Liability- classified warrant
Balance at January 1, 2014	-	-	-	-
Initial recognition	51,492	5,000	(730)	-
Balance at December 31, 2014	51,492	5,000	(730)	-
Initial recognition	131,457	1,500	-	(6,656)
Gains or losses for the period
Earnings	695	-	(6,270)	-
Other comprehensive income	35,634	-	-	-
Balance at December 31, 2015	$219,278	$6,500	$(7,000)	$(6,656)